Borrowings, other debts and derivative liabilities - Summary of Other Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Other Debt Noncurrent	$ 66,133	¥ 433,292	¥ 165,774
Loan For Series C Plus Warrant [Member]
Debt Instrument [Line Items]
Other Debt Noncurrent		312,535
Loan For Series D Three Warrant A [Member]
Debt Instrument [Line Items]
Other Debt Noncurrent			11,192
Loan For Series D Three Warrant B [Member]
Debt Instrument [Line Items]
Other Debt Noncurrent			41,824
Loan From Chong Li [Member]
Debt Instrument [Line Items]
Other Debt Noncurrent		100,842	94,758
Loan For Yoken Series A One Warrant [Member]
Debt Instrument [Line Items]
Other Debt Noncurrent		¥ 19,915	¥ 18,000